Condensed consolidated statement of changes in equity - USD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Total
Beginning balance, value at Jun. 30, 2020	$ 140,111,073	$ 9,928,571	$ (136,047,037)	$ 13,992,607
IfrsStatementLineItems [Line Items]
Loss for the period			(3,475,095)	(3,475,095)
Other comprehensive loss		(65,226)		(65,226)
Total comprehensive income for the half-year		(65,226)	(3,475,095)	(3,540,321)
Contributions of equity, net of transaction costs and tax	6,067,085			6,067,085
Issue of options/warrants		461,413		461,413
Issue of performance rights		499,875		499,875
Exercise of options/warrants	890,114	(890,114)
Transactions with owners in their capacity as owners	6,957,199	71,174		7,028,373
Ending balance, value at Dec. 31, 2020	147,068,272	9,934,519	(139,522,132)	17,480,659
Beginning balance, value at Jun. 30, 2021	153,574,974	11,033,279	(143,075,218)	21,533,035
IfrsStatementLineItems [Line Items]
Loss for the period			(3,881,371)	(3,881,371)
Other comprehensive loss		7,078		7,078
Total comprehensive income for the half-year		7,078	(3,881,371)	(3,874,293)
Contributions of equity, net of transaction costs and tax	1,564,912			1,564,912
Issue of performance rights		227,208		227,208
Transactions with owners in their capacity as owners	1,564,912	227,208		1,792,120
Ending balance, value at Dec. 31, 2021	$ 155,139,886	$ 11,267,565	$ (146,956,589)	$ 19,450,862